Accounts Receivable - Schedule of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Accounts Receivable [Abstract]
Accounts receivable	$ 14,539	$ 12,590
Unbilled receivables	5,622	3,520
Less: allowance for credit losses	(411)	(477)
Accounts receivable, net	$ 19,750	$ 15,633